J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return Europe Currency Hedged ETF

JPMorgan Diversified Return Europe Equity ETF

JPMorgan Diversified Return Global Equity ETF

Supplement dated February 14, 2018

to the Prospectus and Summary Prospectuses dated March 1, 2017, as supplemented

Effective immediately, the portfolio manager information for each Fund in the section titled “Management” in the Fund’s “Risk/Return Summary” will be deleted in its entirety and replaced by the following:

JPMorgan Diversified Return Emerging Markets Equity ETF

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Yazann Romahi	2017	Managing Director
Kartik Aiyar	2017	Analyst
Albert Chuang	2017	Associate
Joe Staines	2017	Associate

JPMorgan Diversified Return Europe Currency Hedged ETF

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Yazann Romahi	2017	Managing Director
Kartik Aiyar	2017	Analyst
Wei (Victor) Li	2017	Vice President
Jonathan Msika	2017	Associate
Joe Staines	2017	Associate
Roger Hallam	2017	Managing Director
Danny Sage	2017	Executive Director

JPMorgan Diversified Return Europe Equity ETF

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Yazann Romahi	2017	Managing Director
Kartik Aiyar	2017	Analyst
Wei (Victor) Li	2017	Vice President
Jonathan Msika	2017	Associate
Joe Staines	2017	Associate

SUP-ETF-218

JPMorgan Diversified Return Global Equity ETF

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Yazann Romahi	2017	Managing Director
Kartik Aiyar	2017	Analyst
Wei (Victor) Li	2017	Vice President
Joe Staines	2017	Associate

In addition, the first paragraph for each Fund in the section of the Fund’s prospectus titled “The Fund’s Management and Administration — The Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

JPMorgan Diversified Return Emerging Markets Equity ETF

The Portfolio Managers

The portfolio management team utilizes a team-based approach, and the Fund’s portfolio management team is comprised of Yazann Romahi, Kartik Aiyar, Albert Chuang and Joe Staines. The team is responsible for managing the Fund on a day to day basis with a goal to seek investment results that closely correspond, before fees and expenses, to the performance of the Fund’s underlying index. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team that have more limited responsibilities. Mr. Romahi, Managing Director of JPMIM, is the CIO of JPMIM’s Quantitative Beta Strategies since 2016. Mr. Romahi has been an employee since 2003 and a portfolio manager since 2009. From 2008 to 2016, he was Global Head of Quantitative Strategies and Research in JPMIM’s Multi-Asset Solutions Team. Mr. Aiyar, an Analyst of JPMIM, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2013, he was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2014 to 2016 before which he was an intern and analyst in the Emerging Markets Risk Team in the JPMorgan Investment Bank. Prior to joining the firm, he was completing his B.A. in History and Economics from the University of Oxford. Mr. Chuang, Associate of JPMIM, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2011, he previously was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2011 to 2016. Mr. Staines, Associate of JPMIM and a CFA charterholder, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2014, he previously was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2014 to 2016. Prior to joining the firm, he was completing his PhD in Computational Finance from University College London.

JPMorgan Diversified Return Europe Currency Hedged ETF

The Portfolio Managers

The portfolio management team utilizes a team-based approach, and the Fund’s portfolio management team managing the equity portion of the Fund is comprised of Yazann Romahi, Kartik Aiyar, Wei (Victor) Li, Jonathan Msika and Joe Staines. The team is responsible for managing the Fund on a day to day basis with a goal to seek investment results that closely correspond, before fees and expenses, to the performance of the Fund’s underlying index. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team that have more limited responsibilities. Mr. Romahi, Managing Director of JPMIM, is the CIO of JPMIM’s Quantitative Beta Strategies since 2016. Mr. Romahi has been an employee since 2003 and a portfolio manager since 2009.

From 2008 to 2016, he was Global Head of Quantitative Strategies and Research in JPMIM’s Multi-Asset Solutions Team. Mr. Aiyar, an Analyst of JPMIM, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2013, he was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2014 to 2016 before which he was an intern and analyst in the Emerging Markets Risk Team in the JPMorgan Investment Bank. Prior to joining the firm, he was completing his B.A. in History and Economics from the University of Oxford. Mr. Li, Vice President of JPMIM, is a portfolio manager and Head of Research in the Quantitative Beta Strategies Team since 2016. Mr. Li was a quantitative analyst since 2010 and a portfolio manager since 2014 in JPMIM’s Multi-Asset Solutions Team. He is a CFA charterholder and completed a PhD in Communications and Signal Processing. Mr. Msika, Associate of JPMIM, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2011, he was previously a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2011 to 2016. Mr. Staines, Associate of JPMIM and a CFA charterholder, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2014, he previously was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2014 to 2016. Prior to joining the firm, he was completing his PhD in Computational Finance from University College London.

Roger Hallam, Managing Director of JPMIM, and Danny Sage, Executive Director of JPMIM, manage the currency hedging portion of the Fund. Mr. Hallam, Managing Director, has been the Currency Chief Investment Officer of the Global Fixed Income, Currency & Commodities group (GFICC) since 2013. Based in London, Mr. Hallam also serves as Chair of the Currency Investment Policy Committee (CIPC). An employee since 2000, Mr. Hallam was a portfolio manager and interest rate strategist on the Global Rates team from 2008 to 2013. Mr. Sage, Executive Director, has been head of Currency Portfolio Management within the GFICC group since 2014. Based in London, he is also a member of the CIPC. An employee since 2001, Mr. Sage was previously head of the Fixed Income Middle Office, before joining the Currency Portfolio Management team as a portfolio manager in 2010.

JPMorgan Diversified Return Europe Equity ETF

The Portfolio Managers

The portfolio management team utilizes a team-based approach, and the Fund’s portfolio management team is comprised of Yazann Romahi, Kartik Aiyar, Wei (Victor) Li, Jonathan Msika and Joe Staines. The team is responsible for managing the Fund on a day to day basis with a goal to seek investment results that closely correspond, before fees and expenses, to the performance of the Fund’s underlying index. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team that have more limited responsibilities. Mr. Romahi, Managing Director of JPMIM, is the CIO of JPMIM’s Quantitative Beta Strategies since 2016. Mr. Romahi has been an employee since 2003 and a portfolio manager since 2009. From 2008 to 2016, he was Global Head of Quantitative Strategies and Research in JPMIM’s Multi-Asset Solutions Team. Mr. Aiyar, an Analyst of JPMIM, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2013, he was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2014 to 2016 before which he was an intern and analyst in the Emerging Markets Risk Team in the JPMorgan Investment Bank. Prior to joining the firm, he was completing his B.A. in History and Economics from the University of Oxford. Mr. Li, Vice President of JPMIM, is a portfolio manager and Head of Research in the Quantitative Beta Strategies Team since 2016. Mr. Li was a quantitative analyst since 2010 and a portfolio manager since 2014 in JPMIM’s Multi-Asset Solutions Team. He is a CFA charterholder and completed a PhD in Communications and Signal Processing. Mr. Msika, Associate of JPMIM, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2011, he was previously a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2011 to 2016. Mr. Staines, Associate of JPMIM and a CFA charterholder, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2014, he previously was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2014 to 2016. Prior to joining the firm, he was completing his PhD in Computational Finance from University College London.

JPMorgan Diversified Return Global Equity ETF

The Portfolio Managers

The portfolio management team utilizes a team-based approach, and the Fund’s portfolio management team is comprised of Yazann Romahi, Kartik Aiyar, Wei (Victor) Li and Joe Staines. The team is responsible for managing the Fund on a day to day basis with a goal to seek investment results that closely correspond, before fees and expenses, to the performance of the Fund’s underlying index. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team that have more limited responsibilities. Mr. Romahi, Managing Director of JPMIM, is the CIO of JPMIM’s Quantitative Beta Strategies since 2016. Mr. Romahi has been an employee since 2003 and a portfolio manager since 2009. From 2008 to 2016, he was Global Head of Quantitative Strategies and Research in JPMIM’s Multi-Asset Solutions Team. Mr. Aiyar, an Analyst of JPMIM, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2013, he was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2014 to 2016 before which he was an intern and analyst in the Emerging Markets Risk Team in the JPMorgan Investment Bank. Prior to joining the firm, he was completing his B.A. in History and Economics from the University of Oxford. Mr. Li, Vice President of JPMIM, is a portfolio manager and Head of Research in the Quantitative Beta Strategies Team since 2016. Mr. Li was a quantitative analyst since 2010 and a portfolio manager since 2014 in JPMIM’s Multi-Asset Solutions Team. He is a CFA charterholder and completed a PhD in Communications and Signal Processing. Mr. Staines, Associate of JPMIM and a CFA charterholder, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2014, he previously was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2014 to 2016. Prior to joining the firm, he was completing his PhD in Computational Finance from University College London.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return Europe Currency Hedged ETF

JPMorgan Diversified Return Europe Equity ETF

JPMorgan Diversified Return Global Equity ETF

Supplement dated February 14, 2018

to the Statement of Additional Information dated March 1, 2017, as supplemented

Effective immediately, the information in the SAI under the headings “Portfolio Managers – Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers – Portfolio Managers’ Ownership of Securities” with respect to each Fund covered by the supplement will be deleted in its entirety and replaced with the applicable information below.

JPMorgan Diversified Return Emerging Markets Equity ETF, JPMorgan Diversified Return Europe Currency Hedged ETF, JPMorgan Diversified Return Europe Equity ETF, and JPMorgan Diversified Return Global Equity ETF

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of October 31, 2016:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Emerging Markets Equity ETF
Yazann Romahi	2	$387,814	7	$2,694,697	1	$305,919
Kartik Aiyar	0	0	0	0	0	0
Albert Chuang	0	0	0	0	0	0
Joe Staines	0	0	0	0	0	0

Europe Currency Hedged ETF
Yazann Romahi	2	387,814	7	2,694,697	1	305,919
Kartik Aiyar	0	0	0	0	0	0
Wei (Victor) Li	2	387,814	7	2,694,697	1	305,919
Jonathan Msika	0	0	1	2,187,139	0	0
Joe Staines	0	0	0	0	0	0
Roger Hallam	1	26,316	0	0	0	0
Danny Sage	1	26,316	0	0	0	0

Europe Equity ETF
Yazann Romahi	2	387,814	7	2,694,697	1	305,919
Kartik Aiyar	0	0	0	0	0	0
Wei (Victor) Li	2	387,814	7	2,694,697	1	305,919
Jonathan Msika	0	0	1	2,187,139	0	0
Joe Staines	0	0	0	0	0	0

Global Equity ETF
Yazann Romahi	2	387,814	7	2,694,697	1	305,919
Kartik Aiyar	0	0	0	0	0	0
Wei (Victor) Li	2	387,814	7	2,694,697	1	305,919
Joe Staines	0	0	0	0	0	0

SUP-SAI-ETF-218

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of September 30, 2016:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Emerging Markets Equity ETF
Yazann Romahi	0	$0	0	$0	0	$0
Kartik Aiyar	0	0	0	0	0	0
Albert Chuang	0	0	0	0	0	0
Joe Staines	0	0	0	0	0	0

Europe Currency Hedged ETF
Yazann Romahi	0	0	0	0	0	0
Kartik Aiyar	0	0	0	0	0	0
Wei (Victor) Li	0	0	0	0	0	0
Jonathan Msika	0	0	0	0	0	0
Joe Staines	0	0	0	0	0	0
Roger Hallam	0	0	0	0	0	0
Danny Sage	0	0	0	0	0	0

Europe Equity ETF
Yazann Romahi	0	0	0	0	0	0
Kartik Aiyar	0	0	0	0	0	0
Wei (Victor) Li	0	0	0	0	0	0
Jonathan Msika	0	0	0	0	0	0
Joe Staines	0	0	0	0	0	0

Global Equity ETF
Yazann Romahi	0	0	0	0	0	0
Kartik Aiyar	0	0	0	0	0	0
Wei (Victor) Li	0	0	0	0	0	0
Joe Staines	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of October 31, 2017:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Emerging Markets Equity ETF
Yazann Romahi	X
Kartik Aiyar	X
Albert Chuang	X
Joe Staines	X

Europe Currency Hedged ETF
Yazann Romahi	X
Kartik Aiyar	X
Wei (Victor) Li	X
Jonathan Msika	X
Joe Staines	X
Roger Hallam	X
Danny Sage	X

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Europe Equity ETF
Yazann Romahi	X
Kartik Aiyar	X
Wei (Victor) Li	X
Jonathan Msika	X
Joe Staines	X

Global Equity ETF
Yazann Romahi	X
Kartik Aiyar	X
Wei (Victor) Li	X
Joe Staines	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE